PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total	$ 63,486	$ 55,068
Accumulated depreciation and amortization	(34,258)	(20,462)
Property and equipment - net	29,228	34,606
Depreciation, Depletion and Amortization	21,700	15,000	$ 4,600
Internally developed software
Property, Plant and Equipment [Line Items]
Total	47,823	33,765
Software implementation costs
Property, Plant and Equipment [Line Items]
Total	1,680	1,214
Computers
Property, Plant and Equipment [Line Items]
Total	5,511	7,777
Security systems
Property, Plant and Equipment [Line Items]
Total	681	4,927
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total	3,279	2,843
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total	2,456	2,748
Office equipment
Property, Plant and Equipment [Line Items]
Total	$ 2,056	$ 1,794